Consideration payables for acquisitions - Balances and Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Consideration payables for acquisitions
Contingent payable for business acquisition	$ 350	$ 8,460
Contingent payable for software acquisition	29	698
Current payable for business acquisition	5,216	2,673
Current payable for software acquisition		306
Total payable for acquisitions, current	5,595	12,137
Contingent payable for business acquisition	7,331	12,605
Contingent payable for software acquisition	386	1,359
Non-current payable for business acquisition	4,069
Total payable for acquisitions, non-current	11,786	13,964
Reconciliation from the opening balance to the closing balance
As of the beginning of the period	26,101	6,729
Acquisition of Symtavision	(2,511)	1,166
Payments	(25)
Transfers to additional paid-in capital	(559)
Forex	(6,126)	(2,747)
Revaluation	501	20,953
As of the end of the period	$ 17,381	$ 26,101